Managed Portfolio Series
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 25, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
Registration Statement on Form N-14 (File No. 333-262082)
Kensington Managed Income Fund (S000075575)
Kensington Dynamic Growth Fund (S000075576)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Kensington Managed Income Fund and Kensington Dynamic Growth Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment dated March 23, 2022, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on March 21, 2022.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6115.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Adam W. Smith

Adam W. Smith
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.